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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22680

Ultimus Managers Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Frank L. Newbauer, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246_
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2017

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

STRALEM EQUITY FUND
SCHEDULE OF INVESTMENTS
July 31, 2017 (Unaudited)

Shares	Common Stocks — 96.6%	Value

	Consumer Discretionary — 8.6%
	Hotels, Restaurants & Leisure — 2.7%
67,100	Starbucks Corporation	$3,622,058

	Media — 3.0%
36,000	Walt Disney Company (The)	3,957,480

	Specialty Retail — 2.9%
51,100	Lowe's Companies, Inc.	3,955,140

	Consumer Staples — 8.9%
	Food Products — 5.6%
43,400	Kraft Heinz Company (The)	3,795,764
84,700	Mondelēz International, Inc. - Class A	3,728,494
		7,524,258
	Tobacco — 3.3%
38,900	Philip Morris International, Inc.	4,540,019

	Energy — 8.6%
	Energy Equipment & Services — 2.3%
45,300	Schlumberger Ltd.	3,107,580

	Oil, Gas & Consumable Fuels — 6.3%
26,300	Chevron Corporation	2,871,697
30,200	EOG Resources, Inc.	2,873,228
34,100	Exxon Mobil Corporation	2,729,364
		8,474,289
	Financials — 5.4%
	Diversified Financial Services — 3.3%
66,800	Intercontinental Exchange, Inc.	4,456,228

	Insurance — 2.1%
18,900	Chubb Ltd.	2,768,094

STRALEM EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

Shares	Common Stocks — 96.6% (Continued)	Value

	Health Care — 22.4%
	Biotechnology — 4.2%
15,100	Amgen, Inc.	$2,635,101
21,900	Celgene Corporation (a)	2,965,479
		5,600,580
	Health Care Equipment & Supplies — 4.8%
57,900	Abbott Laboratories	2,847,522
44,900	Danaher Corporation	3,658,901
		6,506,423
	Health Care Providers & Services — 3.4%
23,600	UnitedHealth Group, Inc.	4,526,716

	Life Sciences Tools & Services — 2.1%
16,500	Thermo Fisher Scientific, Inc.	2,896,245

	Pharmaceuticals — 7.9%
21,600	Johnson & Johnson	2,866,752
60,300	Merck & Company, Inc.	3,851,964
119,400	Pfizer, Inc.	3,959,304
		10,678,020
	Industrials — 5.7%
	Air Freight & Logistics — 3.0%
19,700	FedEx Corporation	4,098,191

	Building Products — 2.7%
93,287	Johnson Controls International plc	3,633,529

	Information Technology — 22.3%
	Internet Software & Services — 6.2%
4,100	Alphabet, Inc. - Class A (a)	3,876,550
26,700	Facebook, Inc. - Class A (a)	4,518,975
		8,395,525
	IT Services — 3.4%
46,300	Visa, Inc. - Class A	4,609,628

STRALEM EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

Shares	Common Stocks — 96.6% (Continued)	Value

	Information Technology — 22.3% (Continued)
	Semiconductors & Semiconductor Equipment — 2.9%
16,000	Broadcom Ltd.	$3,946,560

	Software — 9.8%
28,300	Adobe Systems, Inc. (a)	4,145,667
60,900	Microsoft Corporation	4,427,430
91,900	Oracle Corporation	4,588,567
		13,161,664
	Materials — 3.0%
	Chemicals — 3.0%
63,300	Dow Chemical Company (The)	4,066,392

	Telecommunication Services — 2.6%
	Diversified Telecommunication Services — 2.6%
89,100	AT&T, Inc.	3,474,900

	Utilities — 9.1%
	Electric Utilities — 6.2%
49,200	Duke Energy Corporation	4,187,904
109,200	PPL Corporation	4,185,636
		8,373,540
	Multi-Utilities — 2.9%
49,700	Dominion Energy, Inc.	3,835,846

	Total Common Stocks (Cost $85,691,118)	$130,208,905

STRALEM EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

Shares	Money Market Funds — 3.4%	Value
4,627,003	Dreyfus Treasury Prime Cash Management Fund -
	Class I, 0.63% (b) (Cost $4,627,003)	$4,627,003

	Total Investments at Value — 100.0% (Cost $90,318,121)	$134,835,908

	Other Assets in Excess of Liabilities — 0.0% (c)	29,422

	Net Assets — 100.0%	$134,865,330

(a)	Non-income producing.
(b)	Rate shown is the 7-day effective yield at July 31, 2017.
(c)	Percentage rounds to less than 0.1%

See notes to Schedule of Investments.

STRALEM EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
July 31, 2017 (Unaudited)

1.   Investment valuation

Stralem Equity Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business.  The Fund values its listed securities, including common stocks, on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price.  NASDAQ-listed securities are valued at the NASDAQ Official Closing Price.  When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy.  In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of Ultimus Managers Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading.  As a result, the prices of securities used to calculate the Fund’s net asset value may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$130,208,905	$-	$-	$130,208,905
Money Market Funds	4,627,003	-	-	4,627,003
Total	$134,835,908	$-	$-	$134,835,908

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type.  As of July 31, 2017, the Fund did not have any transfers between Levels.  In addition, the Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of July 31, 2017.  It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

STRALEM EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

2.   Security transactions

Security transactions are accounted for on trade date.  Realized gains and losses on sales of investments are calculated on a specific identification basis.

3.   Federal income tax

The following information is computed on a tax basis for each item as of July 31, 2017:

Cost of portfolio investments	$90,459,586

Gross unrealized appreciation	$45,370,005
Gross unrealized depreciation	(993,683)

Net unrealized appreciation	$44,376,322

The difference between the federal tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP.  These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ultimus Managers Trust

By (Signature and Title)*		/s/ Frank L. Newbauer
Frank L. Newbauer, Secretary
Date	September 6, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ David R. Carson
David R. Carson, Principal Executive Officer of Stralem Equity Fund

Date	September 6, 2017

By (Signature and Title)*		/s/ Jennifer L. Leamer
Jennifer L. Leamer, Treasurer

Date	September 6, 2017

*	Print the name and title of each signing officer under his or her signature.